UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 12/31/2008

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay LLC
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    02/09/2009


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay LLC and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   93

 Form 13F Information Table Value Total:   384437 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     18571   347971 SH       DEFINED  1           347971        0      0
 Allergan Inc                  COM               018490102      4971   123300 SH       DEFINED  1           123300        0      0
 Banco Santander Cen-spon ADR  COM               05964H105      2394   252272 SH       DEFINED  1           252272        0      0
 Apache Corp                   COM               037411105      5946    79775 SH       DEFINED  1            79775        0      0
 AXA ADR                       COM               054536107      6170   274594 SH       DEFINED  1           274594        0      0
 Becton Dickinson              COM               075887109      5692    83230 SH       DEFINED  1            83230        0      0
 Comcast Corp-Special Class A  COM               20030N200      8308   514411 SH       DEFINED  1           514411        0      0
 China Mobile HK Ltd. ADR      COM               16941M109      1859    36561 SH       DEFINED  1            36561        0      0
 Taiwan Semiconductor ADR      COM               874039100      1790   226547 SH       OTHER    1, 2        164421    62126      0
 British Sky Broadcasting Sp   COM               111013108      1765    62131 SH       DEFINED  1            62131        0      0
 BP plc ADR                    COM               055622104      3421    73197 SH       DEFINED  1            73197        0      0
 Diageo Plc ADR                COM               25243Q205      2753    48520 SH       DEFINED  1            48520        0      0
 Credit Suisse Group Spons AD  COM               225401108      1333    47185 SH       DEFINED  1            47185        0      0
 Celgene Corp                  COM               151020104      9537   172514 SH       DEFINED  1           172514        0      0
 J.P. Morgan Chase and Co.     COM               46625H100      6866   217764 SH       DEFINED  1           217764        0      0
 Coca-Cola Femsa ADR           COM               191241108      3977    91413 SH       OTHER    1, 2         80783    10630      0
 Church & Dwight Co Inc        COM               171340102      7115   126790 SH       DEFINED  1           126790        0      0
 Clorox Company                COM               189054109      2993    53867 SH       DEFINED  1            53867        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       736    28018 SH       OTHER    1, 2         14748    13270      0
 Target Corporation            COM               87612E106      1944    56300 SH       DEFINED  1            56300        0      0
 Exxon Mobil Corp              COM               30231G102     11034   138214 SH       DEFINED  1           138214        0      0
 Fmc Corp                      COM               302491303      3670    82050 SH       DEFINED  1            82050        0      0
 Fresenius Medical Care ADR    COM               358029106      5584   118356 SH       DEFINED  1           118356        0      0
 General Mills Inc             COM               370334104      4155    68391 SH       DEFINED  1            68391        0      0
 Gilead Sciences Inc           COM               375558103     15966   312198 SH       DEFINED  1           312198        0      0
 Grupo Televisa SA ADR         COM               40049J206       256    17135 SH       OTHER    1, 2         10935     6200      0
 Home Depot                    COM               437076102      4863   211243 SH       DEFINED  1           211243        0      0
 Genentech Inc                 COM               368710406      4072    49118 SH       DEFINED  1            49118        0      0
 ING Groep ADR                 COM               456837103      1396   125745 SH       DEFINED  1           125745        0      0
 Kroger Co                     COM               501044101      7708   291865 SH       DEFINED  1           291865        0      0
 Kyocera ADR                   COM               501556203      2074    28655 SH       DEFINED  1            28655        0      0
 Lockheed Martin Corporation   COM               539830109      4639    55179 SH       DEFINED  1            55179        0      0
 Mcafee Inc.                   COM               579064106     10049   290688 SH       DEFINED  1           290688        0      0
 Energizer Holdings            COM               29266R108      8775   162080 SH       DEFINED  1           162080        0      0
 CVS Caremark Corp             COM               126650100     10543   366845 SH       DEFINED  1           366845        0      0
 Laboratory Corp of America H  COM               50540R409      3443    53451 SH       DEFINED  1            53451        0      0
 NTT Docomo ADR                COM               62942M201      5828   297031 SH       DEFINED  1           297031        0      0
 Microsoft                     COM               594918104      6310   324598 SH       DEFINED  1           324598        0      0
 3M Co                         COM               88579Y101      1998    34717 SH       DEFINED  1            34717        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408       754    30790 SH       OTHER    1, 2         16810    13980      0
 Novartis AG-ADR               COM               66987V109      3641    73174 SH       DEFINED  1            73174        0      0
 Companhia De Bebidas- PR ADR  COM               20441W203       614    13860 SH       OTHER    1, 2          6260     7600      0
 Wells Fargo & Company         COM               949746101      5636   191180 SH       DEFINED  1           191180        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      3870    75305 SH       DEFINED  1            75305        0      0
 Monsanto Co                   COM               61166W101      3210    45625 SH       DEFINED  1            45625        0      0
 Oracle Systems                COM               68389X105      4845   273260 SH       DEFINED  1           273260        0      0
 Syngenta Ag-ADR               COM               87160A100      3232    82571 SH       DEFINED  1            82571        0      0
 Allianz AG ADR                COM               018805101      1286   118745 SH       DEFINED  1           118745        0      0
 PNC Financial Services Group  COM               693475105      6166   125829 SH       DEFINED  1           125829        0      0
 Potash Corp of Saskatchewan   COM               73755L107      7629   104190 SH       OTHER    1, 2        101580     2610      0
 Prudential Plc-ADR            COM               74435K204      1335   105555 SH       DEFINED  1           105555        0      0
 America Movil- S.A. ADR       COM               02364W105       558    18004 SH       OTHER    1, 2          9684     8320      0
 Reed Elsevier plc ADR         COM               758205207      1822    61067 SH       DEFINED  1            61067        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      3552   571951 SH       DEFINED  1           571951        0      0
 ABB ADR                       COM               000375204      2412   160678 SH       DEFINED  1           160678        0      0
 Accenture Ltd. Class A        COM               G1150G111      3315   101105 SH       DEFINED  1           101105        0      0
 SAP ADR                       COM               803054204      1128    31154 SH       DEFINED  1            31154        0      0
 Schwab (Charles) Corp         COM               808513105      5508   340613 SH       DEFINED  1           340613        0      0
 ISHARES TR MSCI EAFE IDX      COM               464287465      1442    32138 SH       DEFINED  1            32138        0      0
 Nidec Corp ADR                COM               654090109       983   100216 SH       DEFINED  1           100216        0      0
 Chevron Corp                  COM               166764100     10580   143028 SH       DEFINED  1           143028        0      0
 Cia Vale do Rio Doce-ADR      COM               204412209       404    33375 SH       OTHER    1, 2         19775    13600      0
 Telefonica S.A. ADR           COM               879382208      4019    59637 SH       DEFINED  1            59637        0      0
 Teva Pharmaceutical ADR       COM               881624209     34571   812094 SH       OTHER    1, 2        777884    34210      0
 Total SA ADR                  COM               89151E109      4936    89260 SH       DEFINED  1            89260        0      0
 Union Pacific Corp            COM               907818108      6706   140300 SH       DEFINED  1           140300        0      0
 Urban Outfitters Inc          COM               917047102      1127    75250 SH       DEFINED  1            75250        0      0
 Wal-Mart Stores Inc.          COM               931142103      8955   159746 SH       DEFINED  1           159746        0      0
 Vimpel Communications ADR     COM               68370R109       203    28359 SH       OTHER    1, 2         13034    15325      0
 Sanofi-Aventis ADR            COM               80105N105      2655    82555 SH       DEFINED  1            82555        0      0
 Lazard Ltd-cl A               COM               G54050102      5810   195355 SH       DEFINED  1           195355        0      0
 National Grid Plc-sp ADR      COM               636274300      2813    55755 SH       DEFINED  1            55755        0      0
 Viacom Inc-class B            COM               92553P201      4210   220874 SH       DEFINED  1           220874        0      0
 Mastercard Inc-class A        COM               57636Q104      2857    19990 SH       DEFINED  1            19990        0      0
 Burger King Holdings Inc      COM               121208201      6408   268359 SH       DEFINED  1           268359        0      0
 UBS AG ADR-New                COM               H89231338      1014    70905 SH       DEFINED  1            70905        0      0
 Bank of New York Mellon Corp  COM               064058100      9803   346020 SH       DEFINED  1           346020        0      0
 Cadbury Plc Spon ADR          COM               12721E102      2143    60071 SH       DEFINED  1            60071        0      0